Schedule of segment information (Details) $ in Thousands, $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)		Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)		Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)
Segment Reporting Information [Line Items]
Revenue from external sources		$ 11,447		$ 42,670		$ 41,082		$ 117,122			$ 200,506		$ 161,548
Cost of goods sold		8,028		33,254		30,786		93,695			166,912		129,479
Gross profit		3,419		9,416		10,296		23,427			33,594		32,069
Depreciation and amortization											4,073		2,357
Share-based compensation						4,451		2,582			5,062		4,004
Operating expenses		20,841		10,738		42,473		31,627			88,219		44,280
Operating loss		(17,422)		(1,322)		(32,177)		(8,200)			(54,625)		(12,211)
Other income (expense):
Interest expense		(975)		(1,132)		(3,348)		(3,260)
Other income											(6,052)		(2,650)
Total other income (expense)											618
Net loss before income taxes		(16,688)		(2,335)		(30,375)		(11,529)			(60,677)		(14,861)
Income tax expense		(138)		(345)		(840)		(157)		$ 1,242	71	$ (267)	603
Deferred tax income (expense)						678		452			1,313		336
Net loss		(15,133)		(3,115)		(29,745)		(11,077)			(59,435)		(15,128)
Total revenue											200,506		161,548
Cost of sales											166,912		129,479
General and administrative											55,095		41,923
Goodwill impairment										$ 19,700	26,910
Intangibles impairment											2,141
Finance costs											5,434		2,470
Income taxes											71		603
Income taxes (recovery)											71
Deferred tax recovery						(678)		(452)			(1,313)		(336)
Other expense (income)											618
Other expense													180
Pharmacy And Sale Of Pescription Drugs [Member]
Segment Reporting Information [Line Items]
Revenue from external sources											199,199		160,136
Depreciation and amortization											4,064		2,351
Other income (expense):
Total other income (expense)											638
Deferred tax income (expense)											1,313		336
Net loss											(59,403)		(14,930)
Total revenue											199,199		160,136
Cost of sales											166,683		129,229
General and administrative											53,936		40,656
Goodwill impairment											26,910
Intangibles impairment											2,141
Finance costs											5,430		2,469
Income taxes													517
Income taxes (recovery)											113
Deferred tax recovery											(1,313)		(336)
Other expense (income)											638
Other expense													180
Clinical trials [Member]
Segment Reporting Information [Line Items]
Revenue from external sources											1,307		1,412
Depreciation and amortization											9		6
Other income (expense):
Total other income (expense)											(20)
Deferred tax income (expense)
Net loss											(32)		(198)
Total revenue											1,307		1,412
Cost of sales											229		250
General and administrative											1,159		1,267
Goodwill impairment
Intangibles impairment
Finance costs											4		1
Income taxes													86
Income taxes (recovery)											(42)
Deferred tax recovery
Other expense (income)											(20)
Other expense
Health Solutions [Member]
Segment Reporting Information [Line Items]
Revenue from external sources		8,774		42,670		38,409		117,122
Cost of goods sold		5,386		33,254		28,144		93,695
Gross profit		3,388		9,416		10,265		23,427
Salaries and wages		4,678		5,431		14,433		15,352
Depreciation and amortization		802		1,186		2,614		3,322
Share-based compensation		916		761		2,385		2,582
Rent		243		332		696		887
Impairment expense		2,690				2,690
Other segment expenses		2,874	[1]	3,028	[2]	11,018	[1]	9,483	[2]
Operating expenses		12,203		10,738		33,836		31,627
Operating loss		(8,815)		(1,322)		(23,571)		(8,200)
Other income (expense):
Interest expense		(16)		(1,132)		3,425		(3,259)
Other income		(1,005)		119		(3,378)		(69)
Bargain purchase gain
Total other income (expense)		(1,021)		(1,013)		47		(3,329)
Net loss before income taxes		(9,836)		(2,335)		(23,524)		(11,529)
Income tax expense		(133)		(345)		(835)		(157)
Deferred tax income (expense)		1,693		(435)		1,470		609
Net loss		(8,276)		(3,115)		(22,889)		(11,077)
Deferred tax recovery		(1,693)		435		(1,470)		(609)
Other expense (income)		(1,021)		$ (1,013)		47		$ (3,329)
Consumer Products [Member]
Segment Reporting Information [Line Items]
Revenue from external sources		2,673				2,673
Cost of goods sold		2,642				2,642
Gross profit		31				31
Salaries and wages		504				503
Depreciation and amortization		309				309
Share-based compensation		2,032				2,032
Rent		7				7
Impairment expense
Other segment expenses	[1]	5,786				5,786
Operating expenses		8,638				8,637
Operating loss		(8,607)				(8,606)
Other income (expense):
Interest expense		32				32
Other income		30				30
Bargain purchase gain		1,693				1,693
Total other income (expense)		1,755				1,755
Net loss before income taxes		(6,852)				(6,851)
Income tax expense		(5)				(5)
Deferred tax income (expense)
Net loss		(6,857)				(6,856)
Deferred tax recovery
Other expense (income)		$ 1,755				$ 1,755

[1]	Other segment expenses include employee benefits (including Canada Pension Plan, Employment Insurance, Registered Retirement Savings Plan matching, and staff bonuses), subcontracted and temporary labor, professional and consulting fees (legal, accounting, and general), insurance, IT and software costs, office and clinical supplies, sales and marketing, travel and meals, and various other general and administrative expenses.
[2]	Other segment expenses include employee benefits (including Canada Pension Plan, Employment Insurance, Registered Retirement Savings Plan matching, and staff bonuses), subcontracted and temporary labor, professional and consulting fees (legal, accounting, and general), insurance, IT and software costs, office and clinical supplies, sales and marketing, travel and meals, and various other general and administrative expenses.